Generation Separation (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long Term Indebtedness, Less than or Equal to					$ 750.0		$ 750.0
Debt Percentage of Rate Base							75.00%
Cash Provided by (Used in) Operating Activities, Discontinued Operations	$ (0.5)	$ (7.2)	$ 12.4	$ 37.2	(6.8)		$ 126.8	$ 92.3
Cash Provided by (Used in) Investing Activities, Discontinued Operations	0.0		0.0	233.8	233.8		51.8	(56.8)
Disposal Group, Including Discontinued Operation, Restricted Cash					0.0		1.5
Accounts receivable, net	6.8		6.8		4.0		37.9
Disposal Group, Including Discontinued Operation, Inventory					0.0		19.4
Disposal Group, Including Discontinued Operations, Taxes Applicable to Subsequent Years	0.6		0.6		2.3		7.4
Property, plant & equipment, net					0.0		232.2
Intangible assets, net	0.2		0.2		5.3		5.5
Total assets of the disposal group classified as held for sale in the balance sheets	8.5		8.5		14.0		321.9
Accounts payable	4.3		4.3		3.9		25.1
Disposal Group, Including Discontinued Operation, Accrued Income Tax Payable	2.4		2.4		3.1		6.3
Disposal Group, Including Discontinued Operations, Long-Term Debt					0.0		0.3
Disposal Group, Including Discontinued Operation, Taxes Payable	0.0		0.0		2.3		7.4
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities	(33.2)		(33.2)		(39.8)		(2.3)
Disposal Group, Including Discontinued Operation, Pension Plan Benefit Obligation	0.0		0.0		9.7		10.6
Asset Retirement Obligation, Held for Sale	70.4		70.4		90.4		116.6
Total liabilities of the disposal group classified as held for sale in the balance sheets	62.3		62.3		81.4		199.9
Revenues	10.1	15.6	41.0	141.8	158.6		492.9	593.0
Cost of revenues					(74.3)		(249.5)	(349.6)
Disposal Group, Including Discontinued Operation, Operating and Other Expenses	(10.5)	(10.6)	(8.2)	(105.1)	(13.8)		(195.0)	(214.6)
Disposal Group, Including Discontinued Operation, Fixed-Asset Impairment					0.0		(175.8)	(835.2)
Income / (loss) from discontinued operations before income tax	(0.4)	5.0	32.8	36.7	70.5		(127.4)	(806.4)
Discontinued Operation, Tax Effect of Discontinued Operation	0.1	1.0	7.1	5.9	30.0		(20.3)	(257.2)
Net income / (loss) from discontinued operations	$ (0.5)	$ 4.3	$ 25.8	$ 29.2	$ 38.9		(93.1)	(500.0)
Disposal Group, Including Discontinued Operation, Interest Expense							$ 0.2	$ 0.5
THE DAYTON POWER AND LIGHT COMPANY [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long Term Indebtedness, Less than or Equal to						$ 750.0